Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization and Basis of Presentation [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

Note 1. ORGANIZATION AND BASIS OF PRESENTATION

Organization

Air Industries Group is a Nevada corporation (“AIRI”). The accompanying condensed consolidated financial statements presented are those of AIRI, and its wholly-owned subsidiaries: Air Industries Machining Corp. (“AIM”), Nassau Tool Works, Inc. (“NTW”), and the Sterling Engineering Corporation (“Sterling”) (together, the “Company”).

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with Rule 8-03 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the year ending December 31, 2026. These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, as filed with the Securities and Exchange Commission on March 27, 2026, from which the accompanying condensed consolidated balance sheet dated December 31, 2025 was derived.

Going Concern and Management’s Plan

As of June 30, 2026, the Company was in compliance with its minimum Fixed Charge Coverage Ratio (“FCCR”), of 1.10x as of the last day of the Fiscal Quarter on a rolling twelve-month basis, having attained a ratio of 1.36x. Additionally, all other financial and business covenants required under the terms of the Current Credit Facility were met. The Company’s debt under its Current Credit Facility and Related Party Subordinated Notes approximates $28,885,000. The Current Credit Facility is scheduled to expire on September 30, 2026, and the Related Party Subordinated Notes mature on October 1, 2026. These obligations are classified as current liabilities on the consolidated balance sheets as of June 30, 2026. As a result of the expiration dates of the Current Credit Facility and Related Party Subordinated Notes, there is substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the date of filing of these condensed consolidated financial statements. The terms of all outstanding indebtedness are discussed further in “Note 5. Debt”.

The Company is actively engaged in constructive discussions with various lenders as the Company has been advised by its lender that it does not want to renew its Current Credit Facility. However, the Company is currently engaged in discussions with Webster Bank as well as the holders of the Related Party Notes as to the terms and conditions on which they will extend the maturity dates of their debt to the Outside Date of November 30, 2026, as defined in the Amendment to the A&R Merger Agreement (as defined in “Note 11. Merger Information”). While these discussions have been professional and remain ongoing, there can be no assurance that agreements will be reached with Webster Bank, the holders of the Related Party Notes or alternative financing sources.

To support current operations and strategic initiatives, the Company has raised capital through public market sales of its common stock since December 2024 and believes it can continue to access equity markets in future periods. During the year ended December 31, 2025, the Company generated gross proceeds of $4,869,000 through an At The Market (“ATM”) Offering, of which approximately $3,930,000 is restricted for the benefit of the Current Credit Facility lender. In light of the entry into the Merger Agreement with Tenax (each as defined in “Note 11. Merger Information”), the Company has temporarily paused all equity raising activity. See “Note 11. Merger Information”.

As of June 30, 2026, the Company had total unfilled contract values amounting to $279.0 million (including its $139.7 million in funded backlog plus additional potential funded orders against Long-Term Agreements (“LTAs”)). These unfilled contract values support a positive outlook for future growth.

The Company generally sources its raw material, principally metal casting or forgings, from domestic sources. As such, the Company is generally not exposed to increased prices on imports but would be subject to increased prices if proposed tariffs or disruptions in supply chains resulting from tariffs or other geopolitical events or inflationary pressures cause the general level of prices for its products to increase. One component used by the Company on a key commercial aviation program is sourced from China. The Company’s contract with its customer for the product requires the Company to absorb the first five percent (5%) of any cost increases with further increases absorbed by the customer.

A substantial portion of the Company’s products are used in United States military aviation and as such, changes in the US defense budget are more material to demand than to changes in general economic conditions. However, the Company does have significant exposure in commercial aviation; demand for these products may be reduced if general economic conditions deteriorate reducing demand for commercial air travel.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Note 1. ORGANIZATION AND BASIS OF PRESENTATION

Organization

Air Industries Group is a Nevada corporation (“AIRI”). As of and for the years ended December 31, 2025 and 2024, the accompanying consolidated financial statements presented are those of AIRI, and its wholly-owned subsidiaries; Air Industries Machining Corp. (“AIM”), Nassau Tool Works, Inc. (“NTW”), and the Sterling Engineering Corporation (“Sterling”), (together, the “Company”).

Principal Business Activity

The Company is a leading manufacturer of precision assemblies and components for large aerospace and defense prime contractors. Its products include landing gears, flight controls, engine mounts and components for aircraft jet engines, ground turbines and other complex machines. Most of its machined components and assemblies are integral to high-profile platforms and named programs including the F-18 Hornet, the E2D Hawkeye, the UH-60 Black Hawk Helicopter, the Geared Turbo-Fan Engine, the CH-53 Helicopter, the F-35 Lighting II (also known as the Joint Strike Fighter) and the F-15 Eagle Tactical Fighter.

The Company’s direct customers are primarily large aerospace and defense prime contractors. The ultimate end-users for most of its products are the U.S. Government, international governments, and commercial global airlines.

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and the rules and regulations of the Securities and Exchange Commission. All dollar amounts have been rounded to the nearest whole number. As a result, totals may not sum precisely due to rounding.

Going Concern and Management’s Plan

As of December 31, 2025, debt under the Company’s Current Credit Facility and Related Party Subordinated Notes approximates $28,344,000. The Current Credit Facility is scheduled to expire on September 30, 2026, and the Related Party Subordinated Notes mature on October 1, 2026. These obligations are classified as current liabilities on the consolidated balance sheets as of December 31, 2025. As a result of the aforementioned and rights that the Current Credit Facility lender could exercise, there is substantial doubt about the Company’s ability to continue as a going concern for the twelve months following the date of filing of these consolidated financial statements.

The Company is actively engaged in constructive discussions with various lenders as the Company has been advised by its lender that it will not renew its Current Credit Facility. While these discussions have been professional and remain ongoing, there can be no assurance that agreements will be reached with existing lenders or through alternative financing sources.

To support current operations and strategic initiatives, the Company has raised capital through public market sales of its common stock since December 2024 and believes it can continue to access equity markets in future periods. During the year ended December 31, 2025, the Company generated gross proceeds of $4,869,000 through an At The Market (“ATM”) Offering, of which approximately $3,930,000 is restricted for the benefit of the Current Credit Facility lender. In light of ongoing negotiations with all of our lenders and the terms of the Merger Agreement with Tenax, the Company has temporarily paused all equity raising activity.

As of December 31, 2025, the Company was in compliance with its minimum Fixed Coverage Charge ratio (“FCCR”) of 1.10x on a quarterly basis as well as the requirement that fixed asset acquisitions not exceed $3,300,000. All other financial and business covenants under the terms its Current Credit Facility were met as of December 31, 2025. The terms of all outstanding indebtedness are discussed further in “Note 8. Debt”.

The Company is required to maintain a collection account with its lender into which substantially all cash receipts are remitted. Additionally, if the Company were to be in default of its Current Credit Facility the lender could choose to exercise its rights, for example, increasing the rate of interest or refusing to make loans under the revolving portion of the Current Credit Facility and keep the funds remitted to the collection account. If the lender were to raise the rate of interest or exercise other remedies available under the Current Credit Facility, it would adversely impact the Company’s operating results. If the lender were to cease making new loans under the revolving facility or limit availability under the revolving facility, the Company would lack the funds to continue operations or, possibly, expand its operations.

As a result of recent contract awards, as of December 31, 2025, the Company had total unfilled contract values amounting to $270.1 million (including its $136.8 million in funded backlog plus additional potential funded orders against Long-Term Agreements (“LTAs”). These unfilled contract values support a positive outlook for future growth; however, extended lead times for raw material procurement and the complexity of manufacturing processes are expected to delay revenue acceleration until late 2026.

The Company generally sources its raw material, principally metal casting or forgings, from domestic sources. As such, the Company is generally not exposed to increased prices on imports but would be subject to increased prices if proposed tariffs or disruptions in supply chains resulting from tariffs or other geopolitical events, cause the general level of prices for its products to increase. One component used by the Company on a key commercial aviation program is sourced from China. The Company’s contract with its customer for the product requires the Company to absorb the first five percent (5%) of any cost increases with further increases absorbed by the customer.

A substantial portion of the Company’s products are used in United States military aviation and as such, changes in the US defense budget are more material to demand than to changes in general economic conditions. However, the Company does have significant exposure in commercial aviation; demand for these products may be reduced if general economic conditions deteriorate reducing demand for commercial air travel.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.